Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Income Tax Disclosure [Abstract]
Schedule of Components of Income Before Income Taxes

The components of income before income taxes include the following:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Income before provision for incomes attributable to:
Domestic operations	$80,924	$34,425
Foreign operations	18,518	18,853

Total	$99,442	$53,278

Schedule of Significant Components of Provision (Benefit) for Income Tax

Significant components of the provision (benefit) for income tax are as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Current:
Federal	$6,384	$15,146
State	976	1,468
Foreign	5,225	4,468

Total current	12,585	21,082

Deferred:
Federal	2,956	(4,431)
State	199	18
Foreign	(1,140)	(496)

Total deferred	2,015	(4,909)

Total income tax provision	$14,601	$16,173

Schedule of Reconciliation of Income Taxes

The Company recorded the following tax (benefit) provision in its unaudited consolidated statements of operations:

	Three-Month Period Ended		Nine-Month Period Ended
	December 25, 2020	December 27, 2019	December 25, 2020	December 27, 2019
Operating taxes	$(12,169)	$1,703	$(9,764)	$5,980
Discrete tax items	(18,354)	(161)	(18,149)	5,730

(Benefit) provision for income taxes	$(30,523)	$1,542	$(27,913)	$11,710

Annual operating tax rate	34.2%	16.2%	52.8%	16.9%
Effective tax rate	85.8%	14.7%	150.9%	33.0%

The reconciliation of income taxes computed at the U.S. federal statutory tax rate to total income taxes is as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Tax provision (benefit) at U.S. statutory rate	$20,882	$11,189
Provision for IRS audit settlement	—	5,491
BEAT	—	1,694
State income taxes, net of federal benefit	790	514
Provision for uncertain tax positions	556	361
Foreign tax rate	194	283
GILTI	53	86
Transition tax	(2,457)	—
Subpart F income, net of credits	158	—
Cumulative provision-to-return	(18)	(186)
FDII	(3,010)	(1,188)
Research and development tax credit	(2,307)	(1,841)
Other	(240)	(230)

Total income tax provision	$14,601	$16,173

Schedule of Deferred Income Taxes

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	March 29, 2019	March 27, 2020
Deferred income tax assets:
Tax credits	$5,433	$6,600
Net operating loss carryforward	2,597	2,037
Bonuses, commissions and other compensation	6,614	8,793
Inventory and sales related	3,479	6,696
Capitalized transaction costs	441	259
Other accruals and reserves	667	1,879

Gross Deferred income tax assets	19,231	26,264
Valuation allowance for Deferred income tax assets	(3,837)	(4,206)

Total Deferred income tax assets	15,394	22,058

Deferred income tax liabilities:
Fixed assets and intangibles	(12,234)	(14,162)
Stock-based compensation	(853)	$(679)

Total Deferred income tax liabilities	(13,087)	(14,841)

Net Deferred income tax assets	$2,307	$7,217

Schedule of Unrecognized Tax Benefits

 A reconciliation of unrecognized tax benefits is as follows:

	Fiscal Years Ended
	March 29, 2019	March 27, 2020
Beginning balance	$5,485	$6,264
Gross increases—tax positions in prior period	2,411	4,863
Gross decreases—tax positions in prior period settlement	—	(8,513)
Lapse in statute of limitations	(1,632)	(55)

Balance at end of period	$6,264	$2,559